TAXES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Taxes Payable
SCHEDULE OF TAX PAYABLE

Taxes payable consisted of the following at March 31, 2023 and December 31, 2022:

	March 31, 2023	December 31, 2022
Value-added	$2,102	$56,806
Income	31,052	30,919
City construction	472	3,746
Education	380	2,184
Other	10,577	10,445
Taxes payable	$44,583	$104,100

Taxes payable consisted of the following at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Value-added	$56,806	$97,917
Income	30,919	109,396
City construction	3,746	7,018
Education	2,184	5,064
Other	10,445	13,242
Taxes payable	$104,100	$232,637